GOODWILL	12 Months Ended
Dec. 31, 2014
GOODWILL
GOODWILL

13. GOODWILL

        The change in the net carrying amount of goodwill for the years ended December 31, 2014 and 2013 by reportable and operating segments was as follows:

	Russia convergent	Moscow fixed line	Ukraine	Uzbekistan(1)	Other	Total
Balance at January 1, 2013
Gross amount of goodwill	28,668	1,083	162	3,523	3,981	37,417
Accumulated impairment loss	(1,466)	—	—	(3,523)	—	(4,989)

	27,202	1,083	162	—	3,981	32,428

Disposals	(23)	—	—	—	—	(23)
Currency translation adjustment	—	—	12	—	287	299

Balance at December 31, 2013
Gross amount of goodwill	28,645	1,083	174	—	4,268	34,170
Accumulated impairment loss	(1,466)	—	—	—	—	(1,466)

	27,179	1,083	174	—	4,268	32,704

Acquisitions (Note 3)	1,630	—	—	—	—	1,630
Currency translation adjustment	—	—	(23)	—	2,000	1,977

Balance at December 31, 2014
Gross amount of goodwill	30,275	1,083	151	—	6,268	37,777
Accumulated impairment loss	(1,466)	—	—	—	—	(1,466)

	28,809	1,083	151	—	6,268	36,311

(1)

The results of operations in Uzbekistan are reported as discontinued operations in the accompanying consolidated statements of operations and comprehensive income for the years ended December 31, 2013 and 2012.